Investment and Fair Value Measurement (Tables)	6 Months Ended
Jun. 30, 2023
Investment and Fair Value Measurement [Abstract]
Schedule of Assets and Liabilities Carried at Fair Value Measured on a Recurring Basis	The following table provides the assets and liabilities carried at fair value measured on a recurring basis as of June 30, 2023 and December 31, 2022:
June 30, 2023 (unaudited)	Level 1	Level 2	Level 3	Total
Non-current Assets
Long-term investments
Common stocks	$-	$-	$77,200	$77,200
Total assets at fair value	$-	$-	$77,200	$77,200
December 31, 2022	Level 1	Level 2	Level 3	Total
Current Assets
Marketable securities
Common stocks	$10,202	$92,279	$-	$102,481
Non current Assets
Long-term investments
Common stocks	-	-	77,200	77,200
Total assets at fair value	$10,202	$92,279	$77,200	$179,681

Schedule of Fair Value Reconciliation of Level 3 Assets	The following is a reconciliation of Level 3 assets measured and recorded at fair value on a recurring basis for the six months ended June 30, 2023 and 2022:
Common Stocks
Balance at January 1, 2023	$77,200
Change in unrealized appreciation	-
Balance at June 30, 2023 (Unaudited)	$77,200
Net change in unrealized appreciation relating to investments still held at June 30, 2023	-

Common Stocks
Balance at January 1, 2022	$77,200
Change in unrealized depreciation	-
Balance at June 30, 2022 (Unaudited)	$77,200
Net change in unrealized depreciation relating to investments still held at June 30, 2022	-

Schedule of Quantitative Information About the Group’s Level 3 Fair Value Measurements of Investment	The following table presents the quantitative information about the Group’s Level 3 fair value measurements of investment as of June 30, 2023 and December 31, 2022, which utilized significant unobservable internally-developed inputs:
June 30, 2023 (Unaudited)	Valuation technique	Unobservable input	Range (weighted average)

Common stocks	Recent transactions	Recent transaction price	$0.0001 - $0.01
December 31, 2022	Valuation technique	Unobservable input	Range (weighted average)

Common stocks	Recent transactions	Recent transaction price	$0.0001 - $0.01

Schedule of Annual Upward or Downwards Adjustments and Impairment Recorded in Other Income (Loss), Net	The following is a summary of annual upward or downwards adjustments and impairment recorded in other income (loss), net, and included as adjustments to the carrying value of non-marketable investments held as of June 30, 2023 and 2022 based on the observable price in an orderly transaction for the same or similar security of the same issuers:
	For the Six months ended June 30,
	2023	2022
	(Unaudited)	(Unaudited)
Upward adjustments	$-	$6,108,899
Downward adjustments and impairment	-	(520,821)
Gain on investment in non-marketable security, net	$-	$5,588,078

Schedule of Carrying Value of The Non-Marketable Investments	The following table summarizes the total carrying value of the non-marketable investments held as of June 30, 2023 and December 31, 2022 including cumulative unrealized upward or downward adjustments and impairment made to the initial cost basis of the investments:
	June 30, 2023	December 31, 2022
	(Unaudited)
Initial cost basis	$4,079,707	$4,079,707
Upward adjustments	6,108,872	6,108,872
Downward adjustments and impairment	(520,821)	(520,821)
Total carrying value at the end of the period	$9,667,758	$9,667,758